BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 Subsequent Event
Basis Of Presentation Liquidity and Summary Of Significant Accounting Policies [Line Items]
Balance on the line of credit with Silicon Valley Bank	$ 3,000,000				$ 4,200,000
Net loss	(2,102,000)	(237,000)	(3,866,000)	(5,168,000)
Decrease in revenue compare to Q1 2013	4,000,000
Decrease in revenue compare to Q4 2012	3,600,000
Increase in professional fees compare to Q4 2012	600,000
Decrease in availability under line of credit	1,400,000
Percentage of additional capital raises	50.00%
Expenses incurred included in net loss	$ 400,000